Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders’ Equity

Note 8 - Shareholders’ Equity

A.	Share capital

	Number of shares December 31
	Authorized 2025	Issued and outstanding 2025	Authorized 2024	Issued and outstanding 2024
Ordinary shares of no par value	90,000,000	32,557,174	90,000,000	23,228,941

a.	On April 14, 2023, the Company entered into a sales agreement with Alliance Global Partners, pursuant to which the Company may offer and sell, from time to time, to or through the Alliance Global Partners as agent or principal, ordinary shares in an at-the-market offering, having an aggregate offering price of up to $5,744 thousand. On June 22, 2023, the Company filed a prospectus supplement reflecting a reduction in the size of the at-the-market offering to $502 thousand. During the reporting period, the Company sold 3,600 ordinary shares for gross proceeds of $7 thousand through the at-the-market offering. Issuance expenses were equal to the proceeds received.

b.	On June 22, 2023, the Company entered into a securities purchase agreement pursuant to which the Company agreed to issue and sell, in a registered direct offering: (i) an aggregate of 1,330,000 ordinary shares, no par value, and (ii) an aggregate of 1,670,000 pre-funded warrants, each representing the right to acquire one ordinary share with exercise price of $0.0001, exercisable at any time until exercised in full and (iii) an aggregate of 3,000,000 warrants. The warrants are exercisable immediately upon issuance at an exercise price of $1.50 per ordinary share and will expire on the fifth anniversary of the original issuance date. The gross proceeds were approximately $4.5 million before deducting the placement agent fee and related offering expenses of $455 thousand. The warrant instrument is classified as a liability with an original fair value in the amount of $3,603 thousand and the remaining amount of $897 thousand was attributed to the ordinary shares and pre-funded warrants and recognized in equity. The direct incremental issuance costs, amounting to $454 thousand, have been allocated in the same proportion as the gross proceeds. An amount of $365 thousands was allocated to the ordinary warrants and carried directly to profit or loss as finance expense and an amount of $91 thousands was allocated to the ordinary shares and the pre-funded warrants and recognized as a reduction of equity. See also Note 8(A)(d) regarding the agreement amendment signed on June 26, 2024 and the resulting reclassification of the warrant liability into equity. During October 2023, the 1,670,000 pre-funded warrants were exercised into 1,670,000 ordinary shares of the Company. See also Note 16.
c.	On June 23, 2023, one of the Company’s employees exercised 126,000 options into 126,000 ordinary shares for a total consideration of $5 thousand.

d.

On April 10, 2024, the Company entered into a securities purchase agreement (the “April 2024 Purchase Agreement”) with an institutional investor (the “April 2024 Purchaser”), pursuant to which the Company agreed to issue and sell, in a registered direct offering by the Company directly to the April 2024 Purchaser (i) an aggregate of 1,732,000 ordinary shares; (ii) an aggregate of 1,248,000 pre-funded warrants, each representing the right to acquire one ordinary share at an exercise price of $0.0001 (either physically or on a net-cash basis at the April 2024 Purchaser’s discretion), exercisable at any time upon their issuance until exercised in full and (iii) an aggregate of 2,980,000 warrants, each representing the right to acquire one ordinary share at an exercise price of $1.50 (either physically or on a net-cash basis at the April 2024 Purchaser’s discretion) and will expire on the fifth anniversary of the original issuance date. The gross proceeds were approximately $4.47 million. As part of the April 2024 Purchase Agreement, the Company also issued 70,964 ordinary shares valued at 0.1 million as issuance expenses to the placement agent in the registered direct offering. Total issuance expenses in cash amounted to $0.153 million. All consideration in this issuance was classified to equity.

On June 26, 2024, the Company and the April 2024 Purchaser reached an agreement to amend the terms of the warrants to extend the termination date from April 15, 2029, to October 12, 2029. The impact on the financial statements is immaterial.

e.	On June 27, 2024, the Company’s shareholders approved an amendment to the Company’s articles of association to increase the registered share capital of the Company by an additional 30,000,000 ordinary shares, such that the total registered share capital of the Company would consist of 90,000,000 ordinary shares, no par value per share. See also Note 16.d.

f.

On August 6, 2024, the Company entered into a securities purchase agreement with certain investors, which include members of the Company’s senior management and existing investors. The Company agreed to sell an aggregate of 800,000 ordinary shares and warrants to purchase an aggregate of 800,000 ordinary shares, at a combined purchase price of $0.75 per share and accompanying warrant. All consideration in this issuance was classified to equity.

Each warrant was immediately exercisable upon issuance and has a five-year term from the issuance date. The exercise price of each warrant is $0.75 per share, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if at the time of exercise thereof there is no effective registration statement registering the ordinary shares underlying the warrants. The gross proceeds were approximately $0.6 million. Total issuance expenses in cash amounted to $0.015 million.

g.

On August 16, 2024, the Company entered into a Capital on Demand Sales Agreement (the “Sales Agreement”) with JonesTrading Institutional Services LLC, as sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent, ordinary shares, having aggregate gross sale proceeds of up to $2,524 thousand. The Company agreed to pay the Sales Agent a commission equal to 3.0% of the gross proceeds from the sale of the ordinary shares pursuant to the Sales Agreement. The Company has also agreed to reimburse the Sales Agent for certain specified expenses in connection with entering into the Sales Agreement in the amount of up to $50 thousand.

On February 21, 2025, the Company increased the aggregate offering price under the Sales Agreement to $2,556 thousand, which did not include the ordinary shares having an aggregate sales price of approximately $1,410 thousand that were sold under the Sales Agreement as of such date. On August 8, 2025, the Company increased the aggregate offering price under the Sales Agreement to $14,204 thousand, which did not include the ordinary shares having an aggregate sales price of approximately $2,709 thousand that were sold under the Sales Agreement as of such date.

As of December 31, 2025, the Company sold 4,072,629 ordinary shares (1,105,509 shares in 2024 and 2,967,120 shares in 2025) at an average gross sales price of $1.20 per share for aggregate gross proceeds of $3,635 thousand (net proceeds of $3,526 thousand) in 2025 and gross proceeds of $1,234 thousand (net proceeds of $1,067 thousand) in 2024 under the Sales Agreement.

h.	During the year ended December 31, 2024, the Company issued 1,248,000 and 325,000 ordinary shares following exercise of pre-funded warrants from the Purchase Agreement (see Note 8d) and vested RSUs, respectively.

i.

On October 31, 2024, the “Company entered into a standby equity purchase agreement (the “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville”).

Pursuant to the SEPA, the Company has the right, but not the obligation, to sell to Yorkville from time to time (each such occurrence, an “Advance”) up to $30.0 million (the “Commitment Amount”) of the Company’s ordinary shares, during the 36 months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. At the Company’s option, the ordinary shares would be purchased by Yorkville from time to time at a price equal to 97% of the lowest of the three daily VWAPs (as hereinafter defined) during a three consecutive trading day period commencing on the date that the Company, subject to certain limitations, delivers a notice to Yorkville that the Company is committing Yorkville to purchase such ordinary shares (the “Advance Shares”). The Company may also specify a certain minimum acceptable price per share in each Advance. “VWAP” means, for any trading day, the daily volume weighted average price of the Company’s ordinary shares for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P. As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ordinary shares up to the Commitment Amount, the Company agreed to issue 224,697 ordinary shares valued at $281 thousand to Yorkville and also paid a $25,000 structuring fee to Yorkville. The fee and the fair value of the shares were recognized as finance expenses. During the year ended December 31, 2025, the Company sold 246,074 ordinary shares at an average gross price of $1.61 per share for aggregate gross proceeds of $396 thousand (net proceeds of $384 thousand) under the SEPA.

j.	On December 2, 2024, the Company entered into a securities purchase agreement with a single investor, the Company’s chief executive officer (together, the “December 2024 Purchasers”) in a private placement. The Company issued to the December 2024 Purchasers (i) an aggregate of 2,343,729 ordinary shares, (ii) an aggregate of 1,656,271 pre-funded warrants, each representing the right to acquire one ordinary share, and (iii) an aggregate of 8,000,000 ordinary warrants, each representing the right to acquire one ordinary share for total gross proceeds to the Company of $5 million (net proceeds of $4.94 million). The ordinary warrants are exercisable immediately upon issuance at an exercise price of $1.25 per share and expire five years from the date of issuance. The pre-funded warrants are exercisable immediately upon issuance at an exercise price of $0.0001 per share and may be exercised at any time until the pre-funded warrants are exercised in full. All consideration in this issuance was classified to equity. During the year ended December 31, 2025, the Company issued 1,380,000 ordinary shares following exercise of pre funded warrants. See also Note 16.c.
k.	During the year ended December 31, 2025, the Company issued 180,000 ordinary shares following exercise of vested RSUs.

l.	During the year ended December 31, 2025, the Company issued 23,000 ordinary shares following exercise of options for total consideration of $22 thousand.

m.	On September 4, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a single investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell, in a private placement by the Company directly to the Purchaser (the “Offering”) an aggregate of 333,334 of the Company’s ordinary shares. The gross proceeds to the Company from the Offering were $0.5 million.

B.	Ordinary Shares Rights

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of shares outstanding.